Schedule of Investments(a)
Invesco DWA SmallCap Momentum ETF (DWAS)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.39%
Cargurus, Inc.(b)	33,378	$845,131
Cars.com, Inc.(b)(c)	96,453	998,288
DHI Group, Inc.(b)	260,703	1,749,317
Iridium Communications, Inc.(b)	42,653	1,582,853
		5,175,589
Consumer Discretionary-13.16%
Asbury Automotive Group, Inc.(b)(c)	7,934	1,437,244
Bluegreen Vacations Holding Corp.	51,900	1,445,934
Boot Barn Holdings, Inc.(b)(c)	23,933	1,931,393
Century Casinos, Inc.(b)(c)	121,151	1,058,860
Dave & Buster’s Entertainment, Inc.(b)(c)	48,024	1,819,629
Dillard’s, Inc., Class A(c)	16,514	4,978,641
Everi Holdings, Inc.(b)(c)	147,443	2,639,230
Full House Resorts, Inc.(b)(c)	497,079	3,499,436
Funko, Inc., Class A(b)(c)	87,495	1,782,273
Genesco, Inc.(b)(c)	24,184	1,361,801
G-III Apparel Group Ltd.(b)	49,574	1,242,324
Golden Entertainment, Inc.(b)	68,953	3,260,098
Group 1 Automotive, Inc.	7,909	1,420,377
MasterCraft Boat Holdings, Inc.(b)	56,989	1,333,543
Monarch Casino & Resort, Inc.(b)(c)	17,923	1,216,075
Movado Group, Inc.(c)	41,748	1,416,510
OneSpaWorld Holdings Ltd. (Bahamas)(b)	141,296	1,328,182
Playa Hotels & Resorts N.V.(b)	185,667	1,604,163
Red Rock Resorts, Inc., Class A	62,624	2,425,427
Ruth’s Hospitality Group, Inc.	64,683	1,192,108
SeaWorld Entertainment, Inc.(b)(c)	31,340	1,698,001
Signet Jewelers Ltd.(c)	45,711	2,724,376
Six Flags Entertainment Corp.(b)(c)	33,599	986,131
Skyline Champion Corp.(b)	24,046	1,277,564
Sonic Automotive, Inc., Class A(c)	30,542	1,393,021
Taylor Morrison Home Corp., Class A(b)	47,348	1,371,672
Zumiez, Inc.(b)(c)	35,903	1,177,977
		49,021,990
Consumer Staples-1.85%
Andersons, Inc. (The)	30,958	1,164,330
Beauty Health Co. (The)(b)(c)	78,943	1,126,517
Ingles Markets, Inc., Class A	15,966	1,421,932
MGP Ingredients, Inc.	17,739	1,718,200
SpartanNash Co.	42,661	1,467,965
		6,898,944
Energy-26.91%
Antero Midstream Corp.(c)	144,955	1,574,211
Arch Resources, Inc.	14,724	2,250,416
Berry Corp.	153,982	1,713,820
Brigham Minerals, Inc., Class A(c)	61,568	1,866,126
California Resources Corp.	35,947	1,569,805
Callon Petroleum Co.(b)(c)	25,567	1,494,647
Centennial Resource Development, Inc., Class A(b)(c)	688,411	5,465,983
ChampionX Corp.	61,429	1,429,453
Civitas Resources, Inc.	27,248	2,080,385
Comstock Resources, Inc.(b)(c)	148,595	2,867,883
CONSOL Energy, Inc.(b)	112,464	5,798,644
Denbury, Inc.(b)(c)	22,841	1,670,591
Earthstone Energy, Inc., Class A(b)(c)	154,959	2,792,361
Enviva, Inc.	22,624	1,762,183
Evolution Petroleum Corp.	214,180	1,569,939
Falcon Minerals Corp.(c)	234,178	1,735,259
	Shares	Value
Energy-(continued)
Green Plains, Inc.(b)(c)	64,272	$2,093,982
Helmerich & Payne, Inc.	36,572	1,841,400
Kinetik Holdings, Inc., Class A(c)	41,524	3,489,677
Kosmos Energy Ltd. (Ghana)(b)	269,986	2,089,692
Magnolia Oil & Gas Corp., Class A(c)	96,475	2,663,675
NexTier Oilfield Solutions, Inc.(b)	209,501	2,283,561
Noble Corp.(b)	45,395	1,646,931
Northern Oil and Gas, Inc.(c)	123,491	4,036,921
Oasis Petroleum, Inc.	14,762	2,343,172
Patterson-UTI Energy, Inc.	138,402	2,640,710
ProPetro Holding Corp.(b)	111,334	1,452,909
RPC, Inc.(b)(c)	161,850	1,514,916
SandRidge Energy, Inc.(b)	328,145	7,734,378
SilverBow Resources, Inc.(b)(c)	116,981	4,517,806
SM Energy Co.	165,939	8,009,875
Tidewater, Inc.(b)(c)	72,382	1,842,122
US Silica Holdings, Inc.(b)	86,828	1,535,119
Valaris Ltd.(b)	31,113	1,849,668
Vertex Energy, Inc.(b)(c)	168,519	2,357,581
Weatherford International PLC(b)	196,732	6,657,411
		100,243,212
Financials-13.31%
A-Mark Precious Metals, Inc.(c)	54,695	4,158,461
Amerant Bancorp, Inc.(c)	46,410	1,367,239
Arbor Realty Trust, Inc.(c)	86,082	1,413,466
Assured Guaranty Ltd.	23,786	1,399,806
Bancorp, Inc. (The)(b)	63,916	1,331,370
Coastal Financial Corp.(b)	31,603	1,247,054
Ellington Financial, Inc.	83,289	1,290,147
Encore Capital Group, Inc.(b)(c)	23,242	1,420,319
First Internet Bancorp(c)	31,714	1,225,746
First Merchants Corp.	34,572	1,422,984
Hancock Whitney Corp.	27,139	1,352,608
Hingham Institution for Savings (The)	6,485	2,093,358
Independent Bank Corporation	131,962	2,614,167
Kinsale Capital Group, Inc.	19,386	4,262,594
Medallion Financial Corp.	170,402	1,318,912
Meta Financial Group, Inc.	26,599	1,105,720
Metropolitan Bank Holding Corp.(b)(c)	14,755	1,139,529
Mr. Cooper Group, Inc.(b)	52,002	2,254,807
OFG Bancorp	54,766	1,552,069
PennyMac Financial Services, Inc.(c)	27,015	1,324,275
Premier Financial Corp.	46,932	1,275,142
Ready Capital Corp.	94,083	1,381,138
Redwood Trust, Inc.	136,077	1,387,985
Republic First Bancorp, Inc.(b)(c)	277,482	1,126,577
RLI Corp.	21,377	2,589,182
Selective Insurance Group, Inc.	16,787	1,331,209
ServisFirst Bancshares, Inc.(c)	15,660	1,305,418
TPG RE Finance Trust, Inc.	123,656	1,297,151
Victory Capital Holdings, Inc., Class A(c)	49,153	1,390,047
Walker & Dunlop, Inc.	11,072	1,177,064
		49,555,544
Health Care-9.42%
Acadia Healthcare Co., Inc.(b)	22,877	1,628,156
Adicet Bio, Inc.(b)	90,311	1,067,476
Allscripts Healthcare Solutions, Inc.(b)	66,780	1,141,270
Amphastar Pharmaceuticals, Inc.(b)(c)	42,034	1,561,143
Apollo Endosurgery, Inc.(b)(c)	288,051	1,253,022
CONMED Corp.(c)	10,344	1,202,904
Cross Country Healthcare, Inc.(b)	67,951	1,199,335
See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Cutera, Inc.(b)(c)	32,708	$1,471,533
Cytokinetics, Inc.(b)(c)	41,112	1,640,369
Enochian Biosciences, Inc.(b)(c)	195,836	1,030,097
Evolent Health, Inc., Class A(b)(c)	66,713	1,876,637
Evolus, Inc.(b)(c)	125,499	1,618,937
EyePoint Pharmaceuticals, Inc.(b)(c)	114,895	1,108,737
Intra-Cellular Therapies, Inc.(b)	24,689	1,417,149
iRadimed Corp.(c)	29,018	948,598
IVERIC bio, Inc.(b)(c)	100,167	1,045,744
Joint Corp. (The)(b)(c)	40,296	672,137
Kezar Life Sciences, Inc.(b)(c)	112,519	568,221
Lantheus Holdings, Inc.(b)	34,389	2,356,334
Liquidia Corp.(b)(c)	238,704	969,138
Owens & Minor, Inc.(c)	89,368	3,117,156
Provention Bio, Inc.(b)(c)	190,226	783,731
Surgery Partners, Inc.(b)(c)	66,036	2,588,611
Tivity Health, Inc.(b)	87,138	2,823,271
		35,089,706
Industrials-19.31%
AAR Corp.(b)	31,473	1,517,628
Ameresco, Inc., Class A(b)(c)	70,068	4,114,393
Atlas Air Worldwide Holdings, Inc.(b)(c)	18,810	1,311,245
Beacon Roofing Supply, Inc.(b)(c)	23,896	1,467,453
Boise Cascade Co.	18,789	1,452,766
Casella Waste Systems, Inc., Class A(b)	69,078	4,944,603
CBIZ, Inc.(b)	40,593	1,662,689
Chart Industries, Inc.(b)(c)	15,552	2,735,286
Commercial Vehicle Group, Inc.(b)(c)	176,539	1,191,638
CSW Industrials, Inc.(c)	12,383	1,314,084
Custom Truck One Source, Inc.(b)	172,794	1,029,852
Daseke, Inc.(b)	126,587	956,998
Encore Wire Corp.	11,219	1,402,599
Fluor Corp.(b)(c)	50,684	1,430,809
Franklin Covey Co.(b)	31,538	1,208,221
Genco Shipping & Trading Ltd.	75,922	1,917,031
GMS, Inc.(b)	27,166	1,353,138
H&E Equipment Services, Inc.	33,512	1,194,703
Herc Holdings, Inc.	19,176	2,247,811
Hudson Technologies, Inc.(b)	479,820	4,798,200
Kadant, Inc.	11,869	2,196,952
Matson, Inc.	13,080	1,175,630
McGrath RentCorp(c)	17,383	1,429,056
MRC Global, Inc.(b)	126,739	1,418,209
MYR Group, Inc.(b)	14,975	1,371,860
NV5 Global, Inc.(b)(c)	11,147	1,373,088
PAM Transportation Services, Inc.(b)(c)	48,222	1,342,983
Quad/Graphics, Inc.(b)	228,056	916,785
Resideo Technologies, Inc.(b)	67,501	1,594,374
Rush Enterprises, Inc., Class A	28,013	1,428,103
Sterling Infrastructure, Inc.(b)	51,360	1,263,970
Titan International, Inc.(b)	310,232	5,649,325
Titan Machinery, Inc.(b)	43,327	1,144,266
Triton International Ltd. (Bermuda)	23,256	1,483,035
Triumph Group, Inc.(b)	62,486	956,036
Univar Solutions, Inc.(b)	43,745	1,343,846
Veritiv Corp.(b)	45,247	6,576,651
		71,915,316
Information Technology-4.52%
ADTRAN, Inc.	75,241	1,394,216
Alpha & Omega Semiconductor Ltd.(b)(c)	23,664	1,039,559
Avid Technology, Inc.(b)	56,204	1,646,215
	Shares	Value
Information Technology-(continued)
Axcelis Technologies, Inc.(b)	24,729	$1,534,682
Badger Meter, Inc.	14,861	1,176,100
Clearfield, Inc.(b)(c)	39,234	2,424,661
Diodes, Inc.(b)	16,856	1,298,081
Insight Enterprises, Inc.(b)(c)	14,824	1,464,908
PDF Solutions, Inc.(b)	53,591	1,280,825
Rambus, Inc.(b)(c)	47,654	1,196,115
Sprout Social, Inc., Class A(b)	23,958	1,220,181
Teradata Corp.(b)	29,896	1,148,903
		16,824,446
Materials-5.86%
AdvanSix, Inc.	33,633	1,558,217
Allegheny Technologies, Inc.(b)(c)	54,840	1,508,100
Aspen Aerogels, Inc.(b)(c)	57,189	1,001,951
Avient Corp.	29,046	1,429,063
Commercial Metals Co.	36,118	1,434,968
Haynes International, Inc.	33,427	1,278,583
Intrepid Potash, Inc.(b)(c)	46,168	3,041,086
Olympic Steel, Inc.	43,342	1,480,996
Ryerson Holding Corp.	74,651	2,249,981
Schnitzer Steel Industries, Inc., Class A(c)	30,372	1,233,711
SunCoke Energy, Inc.	167,828	1,357,729
TimkenSteel Corp.(b)	125,785	2,905,633
Warrior Met Coal, Inc.	39,566	1,330,209
		21,810,227
Real Estate-3.87%
DigitalBridge Group, Inc.(b)	214,288	1,290,014
Farmland Partners, Inc.(c)	112,087	1,683,547
Gladstone Land Corp.(c)	40,760	1,093,998
Independence Realty Trust, Inc.	57,767	1,358,102
iStar, Inc.	60,628	1,054,927
Newmark Group, Inc., Class A	97,823	1,082,901
NexPoint Residential Trust, Inc.	16,789	1,233,656
RPT Realty(c)	111,113	1,352,245
SITE Centers Corp.	91,181	1,433,365
St. Joe Co. (The)	26,125	1,319,051
Tanger Factory Outlet Centers, Inc.(c)	87,019	1,523,703
		14,425,509
Utilities-0.34%
Middlesex Water Co.	14,928	1,269,328
Total Common Stocks & Other Equity Interests (Cost $377,613,796)		372,229,811
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $354,464)	354,464	354,464
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $377,968,260)		372,584,275
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.41%
Invesco Private Government Fund, 0.74%(d)(e)(f)	31,745,867	31,745,867

See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	74,066,283	$74,073,691
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $105,812,502)		105,819,558
TOTAL INVESTMENTS IN SECURITIES-128.45% (Cost $483,780,762)		478,403,833
OTHER ASSETS LESS LIABILITIES-(28.45)%		(105,960,036)
NET ASSETS-100.00%		$372,443,797
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,195,637	$(6,841,173)	$-	$-	$354,464	$121
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,265,424	140,912,736	(136,432,293)	-	-	31,745,867	31,338*
Invesco Private Prime Fund	64,045,154	270,998,571	(260,951,336)	7,056	(25,754)	74,073,691	103,448*
Total	$91,310,578	$419,106,944	$(404,224,802)	$7,056	$(25,754)	$106,174,022	$134,907

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Auto Components-11.18%
American Axle & Manufacturing Holdings, Inc.(b)	29,960	$242,976
Dorman Products, Inc.(b)(c)	7,476	755,450
Gentherm, Inc.(b)	8,728	601,708
LCI Industries	6,638	793,374
Motorcar Parts of America, Inc.(b)	5,038	74,713
Patrick Industries, Inc.	5,903	354,829
Standard Motor Products, Inc.	5,028	200,869
XPEL, Inc.(b)(c)(d)	4,352	224,650
		3,248,569
Automobiles-1.49%
Winnebago Industries, Inc.(c)	8,759	433,133
Diversified Consumer Services-4.08%
Adtalem Global Education, Inc.(b)(c)	13,083	426,767
American Public Education, Inc.(b)(c)	4,908	68,418
Perdoceo Education Corp.(b)	18,415	200,908
Strategic Education, Inc.	5,944	391,234
WW International, Inc.(b)	13,979	99,111
		1,186,438
Hotels, Restaurants & Leisure-13.18%
BJ’s Restaurants, Inc.(b)	6,121	160,799
Bloomin’ Brands, Inc.(c)	21,333	450,340
Brinker International, Inc.(b)(c)	11,715	355,550
Cheesecake Factory, Inc. (The)(c)	12,744	416,219
Chuy’s Holdings, Inc.(b)	5,201	117,490
Dave & Buster’s Entertainment, Inc.(b)	10,175	385,531
Dine Brands Global, Inc.(c)	4,523	332,395
El Pollo Loco Holdings, Inc.(b)	5,083	52,660
Golden Entertainment, Inc.(b)	5,342	252,570
Jack in the Box, Inc.(c)	5,542	378,518
Monarch Casino & Resort, Inc.(b)	3,445	233,743
Red Robin Gourmet Burgers, Inc.(b)(c)	4,124	40,580
Ruth’s Hospitality Group, Inc.	8,335	153,614
Shake Shack, Inc., Class A(b)(c)	10,281	500,171
		3,830,180
Household Durables-21.07%
Cavco Industries, Inc.(b)	2,239	497,416
Century Communities, Inc.	7,805	424,358
Ethan Allen Interiors, Inc.	5,781	134,466
Installed Building Products, Inc.(c)	6,164	588,909
iRobot Corp.(b)(c)	7,081	336,985
La-Z-Boy, Inc.	11,533	294,437
LGI Homes, Inc.(b)(c)	5,610	549,724
M.D.C. Holdings, Inc.	14,849	566,935
M/I Homes, Inc.(b)	7,643	357,310
Meritage Homes Corp.(b)	9,800	836,038
Sonos, Inc.(b)(c)	33,519	741,775
Tri Pointe Homes, Inc.(b)(c)	29,193	615,097
Tupperware Brands Corp.(b)	12,840	85,129
Universal Electronics, Inc.(b)	3,442	92,246
		6,120,825
Internet & Direct Marketing Retail-2.01%
Liquidity Services, Inc.(b)	7,006	95,001
PetMed Express, Inc.(c)	5,510	121,385
Shutterstock, Inc.	6,112	367,943
		584,329
	Shares	Value
Leisure Products-3.04%
Sturm Ruger & Co., Inc.	4,623	$313,855
Vista Outdoor, Inc.(b)(c)	14,777	569,506
		883,361
Multiline Retail-0.68%
Big Lots, Inc.(c)	8,022	196,459
Specialty Retail-33.88%
Aaron’s Co., Inc. (The)	8,269	161,742
Abercrombie & Fitch Co., Class A(b)	14,839	303,309
Academy Sports & Outdoors, Inc.(c)	23,023	771,501
America’s Car-Mart, Inc.(b)	1,590	172,356
Asbury Automotive Group, Inc.(b)(c)	6,077	1,100,849
Bed Bath & Beyond, Inc.(b)(c)	25,305	218,888
Boot Barn Holdings, Inc.(b)	7,793	628,895
Buckle, Inc. (The)(c)	7,715	253,515
Caleres, Inc.	10,005	284,742
Cato Corp. (The), Class A	4,996	65,198
Chico’s FAS, Inc.(b)(c)	32,189	159,336
Children’s Place, Inc. (The)(b)(c)	3,584	170,168
Conn’s, Inc.(b)(c)	5,033	66,436
Designer Brands, Inc., Class A(c)	16,202	251,617
Genesco, Inc.(b)(c)	3,607	203,110
Group 1 Automotive, Inc.	4,518	811,388
Guess?, Inc.(c)	10,240	213,606
Haverty Furniture Cos., Inc., (Acquired 06/25/2020 - 05/26/2022; Cost $99,654)(e)	3,909	110,468
Hibbett, Inc.(c)	3,380	171,535
LL Flooring Holdings, Inc.(b)(c)	7,632	91,660
MarineMax, Inc.(b)(c)	5,757	238,397
Monro, Inc.	8,811	417,818
ODP Corp. (The)(b)	12,057	460,457
Rent-A-Center, Inc.(c)	15,886	437,500
Sally Beauty Holdings, Inc.(b)(c)	28,914	438,336
Shoe Carnival, Inc.(c)	4,587	125,042
Signet Jewelers Ltd.	13,823	823,851
Sleep Number Corp.(b)(c)	5,948	273,192
Sonic Automotive, Inc., Class A	5,450	248,574
Zumiez, Inc.(b)(c)	5,130	168,315
		9,841,801
Textiles, Apparel & Luxury Goods-9.35%
Fossil Group, Inc.(b)(c)	12,465	91,493
G-III Apparel Group Ltd.(b)	11,482	287,739
Kontoor Brands, Inc.	12,496	500,715
Movado Group, Inc.	4,302	145,967
Oxford Industries, Inc.(c)	4,171	380,228
Steven Madden Ltd.	20,097	747,207
Unifi, Inc.(b)	3,640	57,548
Vera Bradley, Inc.(b)(c)	6,637	45,198
Wolverine World Wide, Inc.	21,636	461,712
		2,717,807
Total Common Stocks & Other Equity Interests (Cost $42,115,207)		29,042,902

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(f)(g) (Cost $8,971)	8,971	8,971
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $42,124,178)		29,051,873
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.45%
Invesco Private Government Fund, 0.74%(f)(g)(h)	2,827,760	$2,827,760
Invesco Private Prime Fund, 0.87%(f)(g)(h)	6,597,447	6,598,107
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,425,115)		9,425,867
TOTAL INVESTMENTS IN SECURITIES-132.44% (Cost $51,549,293)		38,477,740
OTHER ASSETS LESS LIABILITIES-(32.44)%		(9,423,934)
NET ASSETS-100.00%		$29,053,806

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,673	$543,290	$(575,992)	$-	$-	$8,971	$24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,430,460	23,017,385	(21,620,085)	-	-	2,827,760	3,716*
Invesco Private Prime Fund	3,337,740	42,699,843	(39,437,273)	752	(2,955)	6,598,107	11,623*
Total	$4,809,873	$66,260,518	$(61,633,350)	$752	$(2,955)	$9,434,838	$15,363

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Beverages-15.91%
Celsius Holdings, Inc.(b)(c)	35,144	$2,357,811
Coca-Cola Consolidated, Inc.	4,271	2,412,987
MGP Ingredients, Inc.	11,519	1,115,731
National Beverage Corp.(c)	21,464	1,065,258
		6,951,787
Food & Staples Retailing-16.63%
Andersons, Inc. (The)	27,995	1,052,892
Chefs’ Warehouse, Inc. (The)(b)(c)	29,974	1,070,971
PriceSmart, Inc.	22,147	1,741,419
SpartanNash Co.	33,069	1,137,904
United Natural Foods, Inc.(b)(c)	53,438	2,266,305
		7,269,491
Food Products-35.47%
B&G Foods, Inc.(c)	59,705	1,349,930
Calavo Growers, Inc.	16,265	553,823
Cal-Maine Foods, Inc.	34,453	1,644,442
Fresh Del Monte Produce, Inc.	30,620	782,035
Hostess Brands, Inc.(b)(c)	127,309	2,705,316
J&J Snack Foods Corp.(c)	13,714	1,758,409
John B. Sanfilippo & Son, Inc.	8,214	627,385
Seneca Foods Corp., Class A(b)	5,578	317,109
Simply Good Foods Co. (The)(b)	77,830	3,110,087
Tootsie Roll Industries, Inc.(c)	16,400	542,348
TreeHouse Foods, Inc.(b)(c)	51,321	2,110,320
		15,501,204
Household Products-9.90%
Central Garden & Pet Co.(b)(c)	8,970	405,265
Central Garden & Pet Co., Class A(b)	36,475	1,543,987
WD-40 Co.(c)	12,593	2,377,432
		4,326,684
Personal Products-15.40%
Edgewell Personal Care Co.	49,750	1,810,900
elf Beauty, Inc.(b)	44,117	1,174,395
	Shares	Value
Personal Products-(continued)
Inter Parfums, Inc.	16,350	$1,206,630
Medifast, Inc.(c)	10,687	1,782,057
USANA Health Sciences, Inc.(b)	10,744	755,625
		6,729,607
Tobacco-6.69%
Universal Corp.(c)	22,640	1,441,715
Vector Group Ltd.	120,397	1,482,087
		2,923,802
Total Common Stocks & Other Equity Interests (Cost $43,192,263)		43,702,575

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $754)	754	754
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $43,193,017)		43,703,329
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.04%
Invesco Private Government Fund, 0.74%(d)(e)(f)	3,675,833	3,675,833
Invesco Private Prime Fund, 0.87%(d)(e)(f)	8,576,087	8,576,944
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,252,051)		12,252,777
TOTAL INVESTMENTS IN SECURITIES-128.04% (Cost $55,445,068)		55,956,106
OTHER ASSETS LESS LIABILITIES-(28.04)%		(12,254,707)
NET ASSETS-100.00%		$43,701,399

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,948	$704,506	$(710,700)	$-	$-	$754	$19
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	601,416	27,743,407	(24,668,990)	-	-	3,675,833	4,221*
Invesco Private Prime Fund	1,403,304	53,454,213	(46,278,462)	726	(2,837)	8,576,944	12,961*
Total	$2,011,668	$81,902,126	$(71,658,152)	$726	$(2,837)	$12,253,531	$17,201

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
May 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.07%
Energy Equipment & Services-33.92%
Archrock, Inc.(b)	434,739	$4,360,432
Bristow Group, Inc.(b)(c)	75,249	2,392,166
Core Laboratories N.V.(b)	150,547	4,242,414
DMC Global, Inc.(b)(c)	62,512	1,729,707
Dril-Quip, Inc.(b)(c)	114,821	3,609,972
Helix Energy Solutions Group, Inc.(b)(c)	460,108	2,134,901
Helmerich & Payne, Inc.	323,082	16,267,179
Nabors Industries Ltd.(b)(c)	25,145	4,193,432
Oceaneering International, Inc.(c)	323,776	4,118,431
Oil States International, Inc.(b)(c)	199,126	1,541,235
Patterson-UTI Energy, Inc.	472,598	9,017,170
ProPetro Holding Corp.(c)	274,983	3,588,528
RPC, Inc.(b)(c)	228,007	2,134,146
US Silica Holdings, Inc.(c)	241,918	4,277,110
		63,606,823
Oil, Gas & Consumable Fuels-65.15%
Callon Petroleum Co.(b)(c)	136,439	7,976,224
Civitas Resources, Inc.(b)	220,700	16,850,445
CONSOL Energy, Inc.(b)(c)	103,181	5,320,012
Dorian LPG Ltd.(b)	89,869	1,527,773
Green Plains, Inc.(b)(c)	174,341	5,680,030
Laredo Petroleum, Inc.(b)(c)	46,526	3,916,093
Par Pacific Holdings, Inc.(c)	148,366	2,433,202
PBF Energy, Inc., Class A(c)	270,195	8,970,474
Ranger Oil Corp., Class A(b)(c)	68,437	2,929,788
Renewable Energy Group, Inc.(c)	131,529	8,064,043
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
REX American Resources Corp.(c)	16,918	$1,470,005
SM Energy Co.	371,978	17,955,378
Southwestern Energy Co.(c)	3,411,718	31,114,868
Talos Energy, Inc.(c)	132,830	2,869,128
World Fuel Services Corp.	205,507	5,094,519
		122,171,982
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.07% (Cost $153,693,455)		185,778,805
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.17%
Invesco Private Government Fund, 0.74%(d)(e)(f)	13,032,955	13,032,955
Invesco Private Prime Fund, 0.87%(d)(e)(f)	30,407,188	30,410,229
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,441,431)		43,443,184
TOTAL INVESTMENTS IN SECURITIES-122.24% (Cost $197,134,886)		229,221,989
OTHER ASSETS LESS LIABILITIES-(22.24)%		(41,707,286)
NET ASSETS-100.00%		$187,514,703

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$59,795	$3,208,109	$(3,267,904)	$-	$-	$-	$57
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,682,300	85,297,891	(74,947,236)	-	-	13,032,955	15,599*
Invesco Private Prime Fund	6,258,699	166,987,368	(142,832,384)	1,753	(5,207)	30,410,229	44,687*
Total	$9,000,794	$255,493,368	$(221,047,524)	$1,753	$(5,207)	$43,443,184	$60,343

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Banks-39.17%
Allegiance Bancshares, Inc.	3,295	$132,624
Ameris Bancorp	11,527	525,516
Banc of California, Inc.	9,428	181,395
BancFirst Corp.(b)	3,294	298,865
Bancorp, Inc. (The)(c)	9,996	208,217
BankUnited, Inc.(b)	14,924	621,734
Banner Corp.	5,967	346,742
Berkshire Hills Bancorp, Inc.	8,481	221,439
Brookline Bancorp, Inc.	13,525	191,649
Central Pacific Financial Corp.	4,829	116,572
City Holding Co.	2,635	216,307
Columbia Banking System, Inc.(b)	13,546	408,412
Community Bank System, Inc.	9,417	621,522
Customers Bancorp, Inc.(c)	5,276	217,899
CVB Financial Corp.	23,606	584,957
Dime Community Bancshares, Inc.(b)	5,698	179,145
Eagle Bancorp, Inc.	5,568	275,950
FB Financial Corp.	6,213	261,070
First Bancorp (Puerto Rico)	35,168	525,058
First Bancorp/Southern Pines NC(b)	6,022	225,644
First Commonwealth Financial Corp.	16,420	230,044
First Financial Bancorp	16,405	344,177
First Hawaiian, Inc.	22,217	568,977
Hanmi Financial Corp.	5,298	123,655
Heritage Financial Corp.	6,118	159,680
Hilltop Holdings, Inc.(b)	10,595	317,956
HomeStreet, Inc.	3,500	141,085
Hope Bancorp, Inc.	20,910	304,868
Independent Bank Corp.(b)	8,243	686,642
Independent Bank Group, Inc.(b)	6,407	468,224
Lakeland Financial Corp.(b)	4,408	318,081
Meta Financial Group, Inc.	5,201	216,206
National Bank Holdings Corp., Class A	5,220	212,715
NBT Bancorp, Inc.	7,553	279,310
Northwest Bancshares, Inc.(b)	22,062	284,379
OFG Bancorp (Puerto Rico)	8,650	245,141
Pacific Premier Bancorp, Inc.	16,448	535,547
Park National Corp.(b)	2,515	311,131
Preferred Bank	2,353	161,204
Renasant Corp.	9,715	300,582
S&T Bancorp, Inc.	6,856	201,635
Seacoast Banking Corp. of Florida	10,194	349,043
ServisFirst Bancshares, Inc.(b)	8,526	710,727
Simmons First National Corp., Class A	22,003	565,697
Southside Bancshares, Inc.	5,638	227,381
Tompkins Financial Corp.	2,069	157,678
Triumph Bancorp, Inc.(b)(c)	4,121	299,761
Trustmark Corp.	10,742	312,485
United Community Banks, Inc.	18,260	573,912
Veritex Holdings, Inc.	8,603	296,459
Westamerica Bancorporation	4,682	281,903
		16,547,002
Capital Markets-3.59%
B. Riley Financial, Inc.(b)	2,805	152,452
Blucora, Inc.(c)	8,490	150,188
Brightsphere Investment Group, Inc.	6,103	124,440
Donnelley Financial Solutions, Inc.(b)(c)	5,083	158,132
Greenhill & Co., Inc.	2,463	30,295
Piper Sandler Cos.	2,457	323,808
StoneX Group, Inc.(c)	2,981	223,783
	Shares	Value
Capital Markets-(continued)
Virtus Investment Partners, Inc.	1,242	$239,284
WisdomTree Investments, Inc.(b)	18,964	112,836
		1,515,218
Consumer Finance-3.79%
Encore Capital Group, Inc.(b)(c)	4,321	264,056
Enova International, Inc.(c)	5,950	187,901
EZCORP, Inc., Class A(b)(c)	9,333	70,744
Green Dot Corp., Class A(c)	9,528	274,788
LendingTree, Inc.(c)	1,999	126,157
PRA Group, Inc.(b)(c)	7,600	281,200
PROG Holdings, Inc.(b)(c)	9,883	288,485
World Acceptance Corp.(b)(c)	719	106,462
		1,599,793
Equity REITs-27.76%
Acadia Realty Trust	15,413	303,020
Agree Realty Corp.	12,450	866,146
Alexander & Baldwin, Inc.	12,638	257,815
American Assets Trust, Inc.	9,175	312,867
Armada Hoffler Properties, Inc.	11,732	161,667
Brandywine Realty Trust	29,819	332,482
CareTrust REIT, Inc.	16,908	313,305
Centerspace	2,614	216,910
Chatham Lodging Trust(c)	8,497	108,252
Community Healthcare Trust, Inc.	4,092	154,187
DiamondRock Hospitality Co.(c)	36,699	377,633
Diversified Healthcare Trust	42,190	95,771
Easterly Government Properties, Inc.	15,009	294,627
Essential Properties Realty Trust, Inc.	21,184	484,690
Four Corners Property Trust, Inc.	13,478	371,588
Franklin Street Properties Corp.	16,512	74,634
Getty Realty Corp.	6,874	192,060
Global Net Lease, Inc.	18,052	261,212
Hersha Hospitality Trust(c)	5,755	63,190
Industrial Logistics Properties Trust(b)	11,397	173,918
Innovative Industrial Properties, Inc.(b)	4,755	632,653
iStar, Inc.	12,107	210,662
LTC Properties, Inc.	6,861	265,795
LXP Industrial Trust	49,280	569,677
NexPoint Residential Trust, Inc.	3,960	290,981
Office Properties Income Trust(b)	8,438	179,814
Orion Office REIT, Inc.(b)	9,867	131,527
Retail Opportunity Investments Corp.	21,158	382,325
RPT Realty(b)	14,687	178,741
Safehold, Inc.	2,496	111,946
Saul Centers, Inc.	2,299	112,789
Service Properties Trust	28,767	182,095
SITE Centers Corp.	31,284	491,784
Summit Hotel Properties, Inc.(b)(c)	18,548	162,109
Tanger Factory Outlet Centers, Inc.(b)	18,120	317,281
Uniti Group, Inc.(b)	41,134	466,459
Universal Health Realty Income Trust	2,234	119,899
Urban Edge Properties	19,186	361,656
Urstadt Biddle Properties, Inc., Class A	5,216	91,802
Veris Residential, Inc.(b)(c)	13,945	224,375
Washington REIT(b)	14,747	358,205
Whitestone REIT	8,162	100,311
Xenia Hotels & Resorts, Inc.(c)	19,900	365,961
		11,724,821
Insurance-10.43%
Ambac Financial Group, Inc.(b)(c)	8,069	86,419
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Insurance-(continued)
American Equity Investment Life Holding Co.	14,406	$579,985
AMERISAFE, Inc.	3,374	170,050
Assured Guaranty Ltd.	12,196	717,735
eHealth, Inc.(b)(c)	4,139	43,459
Employers Holdings, Inc.	4,872	201,749
Genworth Financial, Inc., Class A(c)	88,414	358,077
HCI Group, Inc.(b)	1,411	95,906
Horace Mann Educators Corp.	7,213	291,838
James River Group Holdings Ltd.	6,498	166,024
Palomar Holdings, Inc.(b)(c)	4,208	261,527
ProAssurance Corp.	9,407	208,929
Safety Insurance Group, Inc.	2,481	230,386
Selectquote, Inc.(b)(c)	21,712	63,399
SiriusPoint Ltd. (Bermuda)(c)	15,212	85,187
Stewart Information Services Corp.	4,686	260,026
Trupanion, Inc.(b)(c)	5,978	399,809
United Fire Group, Inc.	3,763	121,959
Universal Insurance Holdings, Inc.	4,888	63,055
		4,405,519
Mortgage REITs-5.22%
Apollo Commercial Real Estate Finance, Inc.	23,020	293,045
ARMOUR Residential REIT, Inc.(b)	15,628	118,148
Ellington Financial, Inc.	9,507	147,263
Franklin BSP Realty Trust, Inc.	7,738	119,784
Granite Point Mortgage Trust, Inc.	9,506	104,566
Invesco Mortgage Capital, Inc.(d)	54,981	97,866
KKR Real Estate Finance Trust, Inc.	7,806	159,399
New York Mortgage Trust, Inc.	66,089	200,250
PennyMac Mortgage Investment Trust(b)	16,536	267,553
Ready Capital Corp.	11,715	171,976
Redwood Trust, Inc.	19,982	203,816
Two Harbors Investment Corp.	59,924	319,994
		2,203,660
Real Estate Management & Development-2.06%
Douglas Elliman, Inc.	11,511	66,188
Marcus & Millichap, Inc.(b)	4,355	182,388
	Shares	Value
Real Estate Management & Development-(continued)
RE/MAX Holdings, Inc., Class A	3,281	$79,728
Realogy Holdings Corp.(b)(c)	20,316	251,512
St. Joe Co. (The)(b)	5,745	290,065
		869,881
Thrifts & Mortgage Finance-7.91%
Axos Financial, Inc.(b)(c)	9,332	360,682
Capitol Federal Financial, Inc.	22,500	228,375
Flagstar Bancorp, Inc.	9,270	357,173
Mr. Cooper Group, Inc.(c)	13,132	569,404
NMI Holdings, Inc., Class A(c)	14,941	278,052
Northfield Bancorp, Inc.	7,658	101,775
Provident Financial Services, Inc.	13,305	305,882
TrustCo Bank Corp.	3,350	107,903
Walker & Dunlop, Inc.	5,136	546,008
WSFS Financial Corp.(b)	11,410	488,120
		3,343,374
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $44,671,064)		42,209,268
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.34%
Invesco Private Government Fund, 0.74%(d)(e)(f)	2,831,446	2,831,446
Invesco Private Prime Fund, 0.87%(d)(e)(f)	6,606,046	6,606,707
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,437,706)		9,438,153
TOTAL INVESTMENTS IN SECURITIES-122.27% (Cost $54,108,770)		51,647,421
OTHER ASSETS LESS LIABILITIES-(22.27)%		(9,405,730)
NET ASSETS-100.00%		$42,241,691

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$161,607	$31,623	$(22,878)	$(66,016)	$(6,470)	$97,866	$14,228
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	859,725	(859,725)	-	-	-	28
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,555,298	$16,391,647	$(15,115,499)	$-	$-	$2,831,446	$2,950*
Invesco Private Prime Fund	3,629,029	34,762,055	(31,782,759)	447	(2,065)	6,606,707	8,933*
Total	$5,345,934	$52,045,050	$(47,780,861)	$(65,569)	$(8,535)	$9,536,019	$26,139

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Biotechnology-18.62%
Anika Therapeutics, Inc.(b)	45,318	$985,213
Arcus Biosciences, Inc.(b)(c)	143,329	2,716,085
Avid Bioservices, Inc.(b)(c)	193,300	2,584,421
Coherus Biosciences, Inc.(b)(c)	200,051	1,468,374
Cytokinetics, Inc.(b)(c)	263,304	10,505,830
Dynavax Technologies Corp.(b)(c)	350,167	4,152,981
Eagle Pharmaceuticals, Inc.(b)(c)	35,672	1,665,882
Emergent BioSolutions, Inc.(b)	150,296	4,953,756
Enanta Pharmaceuticals, Inc.(b)	57,289	2,287,550
iTeos Therapeutics, Inc.(b)	63,112	1,104,460
Ligand Pharmaceuticals, Inc.(b)(c)	52,458	4,664,041
Myriad Genetics, Inc.(b)	250,660	4,822,698
Organogenesis Holdings, Inc.(b)(c)	197,866	1,110,028
REGENXBIO, Inc.(b)(c)	118,140	2,485,666
uniQure N.V. (Netherlands)(b)	113,149	1,624,820
Vanda Pharmaceuticals, Inc.(b)	174,876	1,719,031
Vericel Corp.(b)(c)	146,949	3,989,665
Vir Biotechnology, Inc.(b)(c)	230,062	5,937,900
Xencor, Inc.(b)(c)	183,572	4,099,163
		62,877,564
Health Care Equipment & Supplies-33.21%
AngioDynamics, Inc.(b)	121,531	2,385,654
Artivion, Inc.(b)(c)	123,455	2,414,780
Avanos Medical, Inc.(b)	151,258	4,339,592
BioLife Solutions, Inc.(b)(c)	94,125	1,291,395
Cardiovascular Systems, Inc.(b)	127,376	2,071,134
CONMED Corp.(c)	91,805	10,676,003
Cutera, Inc.(b)(c)	51,294	2,307,717
Embecta Corp.(b)(c)	178,775	4,430,044
Glaukos Corp.(b)(c)	147,184	6,009,523
Heska Corp.(b)(c)	33,622	3,355,139
Inogen, Inc.(b)	64,196	1,648,553
Integer Holdings Corp.(b)	103,644	8,268,718
Lantheus Holdings, Inc.(b)	212,479	14,559,061
LeMaitre Vascular, Inc.(c)	60,323	2,757,968
Meridian Bioscience, Inc.(b)(c)	136,674	3,758,535
Merit Medical Systems, Inc.(b)	159,498	9,791,582
Mesa Laboratories, Inc.	16,466	3,445,511
Natus Medical, Inc.(b)	107,201	3,515,121
Omnicell, Inc.(b)(c)	137,934	15,332,743
OraSure Technologies, Inc.(b)(c)	226,122	938,406
Orthofix Medical, Inc.(b)	61,979	1,703,803
SurModics, Inc.(b)(c)	43,869	1,720,981
Tactile Systems Technology, Inc.(b)	62,224	632,196
Varex Imaging Corp.(b)(c)	124,302	2,863,918
Zimvie, Inc.(b)	65,541	1,426,828
Zynex, Inc.(c)	71,077	518,151
		112,163,056
Health Care Providers & Services-28.52%
Addus HomeCare Corp.(b)	49,994	4,174,499
AMN Healthcare Services, Inc.(b)	148,393	14,379,282
Apollo Medical Holdings, Inc.(b)(c)	118,568	4,451,043
Community Health Systems, Inc.(b)	389,800	2,042,552
CorVel Corp.(b)	29,481	4,397,386
Covetrus, Inc.(b)	324,370	6,753,383
Cross Country Healthcare, Inc.(b)(c)	110,941	1,958,109
Ensign Group, Inc. (The)	164,266	13,333,471
Fulgent Genetics, Inc.(b)(c)	60,865	3,317,751
	Shares	Value
Health Care Providers & Services-(continued)
Hanger, Inc.(b)	115,430	$1,822,640
Joint Corp. (The)(b)(c)	45,242	754,637
MEDNAX, Inc.(b)	267,567	5,169,394
ModivCare, Inc.(b)	38,672	3,690,469
Owens & Minor, Inc.(c)	236,852	8,261,398
Pennant Group, Inc. (The)(b)	84,919	1,624,500
RadNet, Inc.(b)	146,336	3,004,278
Select Medical Holdings Corp.	332,648	8,099,979
Tivity Health, Inc.(b)	138,987	4,503,179
US Physical Therapy, Inc.(c)	40,514	4,561,471
		96,299,421
Health Care Technology-4.92%
Allscripts Healthcare Solutions, Inc.(b)	384,747	6,575,326
Computer Programs & Systems, Inc.(b)	45,980	1,466,302
HealthStream, Inc.(b)	79,257	1,614,465
NextGen Healthcare, Inc.(b)	176,303	3,192,848
OptimizeRx Corp.(b)(c)	55,778	1,426,801
Simulations Plus, Inc.(c)	49,396	2,345,322
		16,621,064
Life Sciences Tools & Services-0.96%
NeoGenomics, Inc.(b)(c)	386,474	3,254,111
Pharmaceuticals-13.78%
Amphastar Pharmaceuticals, Inc.(b)	115,650	4,295,241
ANI Pharmaceuticals, Inc.(b)(c)	39,940	1,208,185
Cara Therapeutics, Inc.(b)(c)	131,427	1,093,473
Collegium Pharmaceutical, Inc.(b)(c)	108,510	1,694,926
Corcept Therapeutics, Inc.(b)	299,269	6,236,766
Endo International PLC(b)	733,482	387,058
Harmony Biosciences Holdings, Inc.(b)(c)	71,580	3,120,888
Innoviva, Inc.(b)(c)	196,318	2,978,144
Nektar Therapeutics, (Acquired 12/17/2021 - 04/19/2022; Cost $7,010,419)(b)(c)(d)	572,981	1,993,974
Pacira BioSciences, Inc.(b)(c)	139,822	8,843,741
Phibro Animal Health Corp., Class A	63,839	1,226,347
Prestige Consumer Healthcare, Inc.(b)	157,573	8,795,725
Supernus Pharmaceuticals, Inc.(b)	166,932	4,652,395
		46,526,863
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $380,197,895)		337,742,079
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.91%
Invesco Private Government Fund, 0.74%(e)(f)(g)	29,288,261	29,288,261
Invesco Private Prime Fund, 0.87%(e)(f)(g)	68,332,442	68,339,277
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $97,617,131)		97,627,538
TOTAL INVESTMENTS IN SECURITIES-128.92% (Cost $477,815,026)		435,369,617
OTHER ASSETS LESS LIABILITIES-(28.92)%		(97,667,728)
NET ASSETS-100.00%		$337,701,889

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
May 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$155,654	$9,508,921	$(9,664,575)	$-	$-	$-	$48
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,999,273	139,408,208	(136,119,220)	-	-	29,288,261	39,351*
Invesco Private Prime Fund	60,664,971	261,533,269	(253,837,649)	10,407	(31,721)	68,339,277	129,830*
Total	$86,819,898	$410,450,398	$(399,621,444)	$10,407	$(31,721)	$97,627,538	$169,229

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Aerospace & Defense-7.82%
AAR Corp.(b)	16,566	$798,812
Aerojet Rocketdyne Holdings, Inc.(b)(c)	37,196	1,515,365
AeroVironment, Inc.(b)(c)	11,466	1,054,413
Kaman Corp.	13,836	501,002
Moog, Inc., Class A	14,434	1,174,783
National Presto Industries, Inc.	2,518	170,192
Park Aerospace Corp.(c)	9,656	117,610
Triumph Group, Inc.(b)	32,103	491,176
		5,823,353
Air Freight & Logistics-4.58%
Atlas Air Worldwide Holdings, Inc.(b)(c)	13,412	934,951
Forward Air Corp.	13,395	1,248,280
Hub Group, Inc., Class A(b)	16,846	1,229,421
		3,412,652
Airlines-3.03%
Allegiant Travel Co.(b)	7,549	1,128,198
Hawaiian Holdings, Inc.(b)(c)	25,445	451,649
SkyWest, Inc.(b)	25,031	674,836
		2,254,683
Building Products-11.92%
AAON, Inc.	20,578	1,102,569
American Woodmark Corp.(b)(c)	8,233	428,775
Apogee Enterprises, Inc.	12,354	513,926
Gibraltar Industries, Inc.(b)	16,238	678,099
Griffon Corp.	23,498	753,581
Insteel Industries, Inc.	9,645	399,399
PGT Innovations, Inc.(b)(c)	29,625	595,462
Quanex Building Products Corp.	16,590	337,441
Resideo Technologies, Inc.(b)	71,738	1,694,452
UFP Industries, Inc.	30,749	2,373,823
		8,877,527
Commercial Services & Supplies-13.56%
ABM Industries, Inc.	33,447	1,617,163
Brady Corp., Class A(c)	23,993	1,163,900
CoreCivic, Inc.(b)(c)	59,765	769,176
Deluxe Corp.	21,169	506,574
GEO Group, Inc. (The)(b)(c)	60,881	432,864
Harsco Corp.(b)	39,354	326,638
Healthcare Services Group, Inc.(c)	37,034	635,874
HNI Corp.	21,641	825,171
Interface, Inc.	29,342	422,231
KAR Auction Services, Inc.(b)(c)	60,194	961,298
Matthews International Corp., Class A(c)	15,674	507,211
Pitney Bowes, Inc.	82,229	384,832
UniFirst Corp.	7,556	1,234,953
Viad Corp.(b)(c)	10,202	307,284
		10,095,169
Construction & Engineering-6.87%
Arcosa, Inc.	24,012	1,269,514
Comfort Systems USA, Inc.(c)	17,907	1,606,616
Granite Construction, Inc.(c)	22,769	743,408
MYR Group, Inc.(b)(c)	8,381	767,783
NV5 Global, Inc.(b)(c)	5,892	725,777
		5,113,098
Electrical Equipment-2.59%
AZZ, Inc.	12,269	549,161
	Shares	Value
Electrical Equipment-(continued)
Encore Wire Corp.(c)	10,064	$1,258,201
Powell Industries, Inc.(c)	4,457	119,804
		1,927,166
Machinery-26.56%
Alamo Group, Inc.	4,916	578,269
Albany International Corp., Class A(c)	16,086	1,357,658
Astec Industries, Inc.(c)	11,310	528,969
Barnes Group, Inc.	23,142	833,806
CIRCOR International, Inc.(b)(c)	10,065	195,664
Enerpac Tool Group Corp.(c)	29,969	584,995
EnPro Industries, Inc.	10,237	980,295
ESCO Technologies, Inc.	12,914	849,870
Federal Signal Corp.	30,344	1,065,074
Franklin Electric Co., Inc.	19,377	1,428,472
Greenbrier Cos., Inc. (The)(c)	16,170	672,834
Hillenbrand, Inc.(c)	36,177	1,513,646
John Bean Technologies Corp.	15,784	1,921,702
Lindsay Corp.	5,451	686,826
Meritor, Inc.(b)	35,163	1,271,846
Mueller Industries, Inc.	28,504	1,534,940
Proto Labs, Inc.(b)(c)	13,709	660,637
SPX Corp.(b)(c)	22,562	1,135,546
Standex International Corp.(c)	6,080	566,048
Tennant Co.	9,208	573,106
Titan International, Inc.(b)	25,413	462,771
Wabash National Corp.(c)	24,321	373,327
		19,776,301
Marine-2.52%
Matson, Inc.	20,882	1,876,874
Professional Services-9.35%
Exponent, Inc.	25,892	2,340,378
Forrester Research, Inc.(b)	5,524	289,071
Heidrick & Struggles International, Inc.	9,734	336,407
Kelly Services, Inc., Class A	17,902	357,324
Korn Ferry	27,035	1,661,571
ManTech International Corp., Class A	13,694	1,309,831
Resources Connection, Inc.	15,191	280,578
TrueBlue, Inc.(b)(c)	17,628	388,168
		6,963,328
Road & Rail-2.40%
ArcBest Corp.	12,355	934,409
Heartland Express, Inc.	23,137	330,396
Marten Transport Ltd.	29,703	521,585
		1,786,390
Trading Companies & Distributors-8.62%
Applied Industrial Technologies, Inc.	19,109	1,976,061
Boise Cascade Co.	19,540	1,510,833
DXP Enterprises, Inc.(b)	8,571	262,958
GMS, Inc.(b)	21,391	1,065,486
NOW, Inc.(b)	54,931	606,438
Veritiv Corp.(b)	6,888	1,001,171
		6,422,947
Total Common Stocks & Other Equity Interests (Cost $81,539,148)		74,329,488
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $35,081)	35,081	$35,081
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $81,574,229)		74,364,569
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.54%
Invesco Private Government Fund, 0.74%(d)(e)(f)	4,587,482	4,587,482
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	10,703,055	$10,704,125
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,291,026)		15,291,607
TOTAL INVESTMENTS IN SECURITIES-120.41% (Cost $96,865,255)		89,656,176
OTHER ASSETS LESS LIABILITIES-(20.41)%		(15,194,733)
NET ASSETS-100.00%		$74,461,443

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,729,406	$(5,694,325)	$-	$-	$35,081	$85
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,848,380	25,275,526	(22,536,424)	-	-	4,587,482	3,715*
Invesco Private Prime Fund	4,312,886	58,489,278	(52,096,513)	581	(2,107)	10,704,125	11,141*
Total	$6,161,266	$89,494,210	$(80,327,262)	$581	$(2,107)	$15,326,688	$14,941

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communications Equipment-10.35%
ADTRAN, Inc.(b)	162,465	$3,010,476
CalAmp Corp.(b)(c)	118,804	862,517
Comtech Telecommunications Corp.	87,181	1,090,634
Digi International, Inc.(b)(c)	115,793	2,559,025
Extreme Networks, Inc.(c)	427,501	4,240,810
Harmonic, Inc.(b)(c)	340,684	3,280,787
NETGEAR, Inc.(c)	96,835	1,844,707
NetScout Systems, Inc.(b)(c)	244,299	8,386,785
Plantronics, Inc.(c)	141,545	5,588,197
Viavi Solutions, Inc.(b)(c)	761,095	11,013,045
		41,876,983
Electronic Equipment, Instruments & Components-30.47%
Advanced Energy Industries, Inc.(b)	124,637	10,152,930
Arlo Technologies, Inc.(c)	278,939	1,974,888
Badger Meter, Inc.	96,787	7,659,723
Benchmark Electronics, Inc.	116,554	2,970,961
CTS Corp.(b)	106,620	4,336,235
ePlus, Inc.(c)	88,967	5,047,988
Fabrinet (Thailand)(c)	122,413	10,634,017
FARO Technologies, Inc.(b)(c)	60,236	1,940,804
Insight Enterprises, Inc.(b)(c)	115,418	11,405,607
Itron, Inc.(b)(c)	149,802	7,731,281
Knowles Corp.(b)(c)	303,784	5,838,728
Methode Electronics, Inc.(b)	123,321	5,555,611
OSI Systems, Inc.(b)(c)	54,391	4,564,493
PC Connection, Inc.	36,424	1,628,517
Plexus Corp.(b)(c)	92,970	7,883,856
Rogers Corp.(c)	61,968	16,445,068
Sanmina Corp.(c)	210,303	9,230,199
ScanSource, Inc.(c)	84,721	3,282,092
TTM Technologies, Inc.(c)	345,317	4,934,580
		123,217,578
IT Services-11.69%
CSG Systems International, Inc.	107,514	6,686,296
EVERTEC, Inc. (Puerto Rico)	197,643	7,498,575
ExlService Holdings, Inc.(c)	110,198	15,669,054
Perficient, Inc.(b)(c)	108,979	10,670,134
TTEC Holdings, Inc.(b)	60,628	4,088,752
Unisys Corp.(b)(c)	222,202	2,650,870
		47,263,681
Semiconductors & Semiconductor Equipment-25.79%
Alpha & Omega Semiconductor Ltd.(b)(c)	69,786	3,065,699
Axcelis Technologies, Inc.(c)	110,228	6,840,750
CEVA, Inc.(b)(c)	76,019	2,742,005
Cohu, Inc.(b)(c)	161,106	4,902,456
Diodes, Inc.(c)	148,953	11,470,870
FormFactor, Inc.(b)(c)	258,781	10,625,548
Ichor Holdings Ltd.(b)(c)	94,006	2,842,741
Kulicke & Soffa Industries, Inc. (Singapore)(b)	206,147	11,166,983
MaxLinear, Inc.(c)	233,751	9,254,202
Onto Innovation, Inc.(b)(c)	163,041	13,105,236
PDF Solutions, Inc.(b)(c)	98,858	2,362,706
Photronics, Inc.(c)	203,913	4,433,069
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Rambus, Inc.(b)(c)	361,881	$9,083,213
SMART Global Holdings, Inc.(b)(c)	155,238	3,826,617
Ultra Clean Holdings, Inc.(c)	148,560	4,985,674
Veeco Instruments, Inc.(b)(c)	167,115	3,581,274
		104,289,043
Software-19.94%
8x8, Inc.(b)(c)	391,549	2,838,730
A10 Networks, Inc.(b)	197,589	3,044,846
Agilysys, Inc.(b)(c)	64,604	2,640,365
Alarm.com Holdings, Inc.(b)(c)	152,394	9,635,873
Cerence, Inc.(b)(c)	129,601	4,116,128
Consensus Cloud Solutions, Inc.(c)	52,685	2,530,461
Ebix, Inc.	78,840	2,298,186
InterDigital, Inc.(b)	101,502	6,627,066
LivePerson, Inc.(b)(c)	223,230	3,745,799
OneSpan, Inc.(c)	113,731	1,504,661
Progress Software Corp.	146,179	7,061,907
SPS Commerce, Inc.(b)(c)	119,002	12,737,974
Vonage Holdings Corp.(c)	835,419	16,182,066
Xperi Holding Corp.	345,873	5,693,070
		80,657,132
Technology Hardware, Storage & Peripherals-1.75%
3D Systems Corp.(b)(c)	422,646	4,568,803
Corsair Gaming, Inc.(b)(c)	109,263	1,753,671
Diebold Nixdorf, Inc.(b)(c)	241,122	749,890
		7,072,364
Total Common Stocks & Other Equity Interests (Cost $364,666,697)		404,376,781

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $32,282)	32,282	32,282
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $364,698,979)		404,409,063
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.84%
Invesco Private Government Fund, 0.74%(d)(e)(f)	26,505,873	26,505,873
Invesco Private Prime Fund, 0.87%(d)(e)(f)	61,840,853	61,847,038
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,345,439)		88,352,911
TOTAL INVESTMENTS IN SECURITIES-121.84% (Cost $453,044,418)		492,761,974
OTHER ASSETS LESS LIABILITIES-(21.84)%		(88,333,184)
NET ASSETS-100.00%		$404,428,790

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
May 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,431,210	$(8,398,928)	$-	$-	$32,282	$676
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,615,016	124,733,185	(118,842,328)	-	-	26,505,873	25,195*
Invesco Private Prime Fund	48,449,778	215,546,882	(202,137,787)	7,472	(19,307)	61,847,038	81,094*
Total	$69,064,794	$348,711,277	$(329,379,043)	$7,472	$(19,307)	$88,385,193	$106,965

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Chemicals-52.85%
AdvanSix, Inc.	11,088	$513,707
American Vanguard Corp.	10,608	261,805
Balchem Corp.	12,764	1,588,225
FutureFuel Corp.	10,178	73,180
GCP Applied Technologies, Inc.(b)(c)	21,276	662,110
H.B. Fuller Co.(c)	20,823	1,480,099
Hawkins, Inc.	7,408	267,873
Innospec, Inc.	9,716	991,324
Koppers Holdings, Inc.	8,398	227,586
Livent Corp.(b)(c)	63,690	2,024,705
Quaker Chemical Corp.(c)	5,289	827,200
Rayonier Advanced Materials, Inc.(b)(c)	25,124	96,727
Schweitzer-Mauduit International, Inc., Class A	12,400	336,288
Stepan Co.	8,394	941,051
Tredegar Corp.(c)	10,109	122,420
Trinseo PLC	15,308	723,915
		11,138,215
Containers & Packaging-6.40%
Myers Industries, Inc.	14,284	339,959
O-I Glass, Inc.(b)	61,343	1,009,093
		1,349,052
Metals & Mining-33.22%
Allegheny Technologies, Inc.(b)(c)	50,158	1,379,345
Arconic Corp.(b)	41,974	1,180,729
Carpenter Technology Corp.(c)	19,026	670,286
Century Aluminum Co.(b)	19,895	234,761
Compass Minerals International, Inc.	13,428	603,320
Haynes International, Inc.	4,910	187,807
Kaiser Aluminum Corp.	6,252	638,767
Materion Corp.	8,056	660,431
Olympic Steel, Inc.	3,668	125,335
SunCoke Energy, Inc.	32,752	264,964
TimkenSteel Corp.(b)	16,211	374,474
Warrior Met Coal, Inc.	20,265	681,309
		7,001,528
	Shares	Value
Paper & Forest Products-7.44%
Clearwater Paper Corp.(b)	6,580	$226,023
Glatfelter Corp.(c)	17,550	151,281
Mercer International, Inc. (Germany)	15,879	234,533
Neenah, Inc.	6,607	250,471
Sylvamo Corp.(b)	13,908	705,692
		1,568,000
Total Common Stocks & Other Equity Interests (Cost $20,809,391)		21,056,795

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $2,577)	2,577	2,577
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $20,811,968)		21,059,372
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.97%
Invesco Private Government Fund, 0.74%(d)(e)(f)	1,895,094	1,895,094
Invesco Private Prime Fund, 0.87%(d)(e)(f)	4,421,444	4,421,886
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,316,600)		6,316,980
TOTAL INVESTMENTS IN SECURITIES-129.89% (Cost $27,128,568)		27,376,352
OTHER ASSETS LESS LIABILITIES-(29.89)%		(6,300,292)
NET ASSETS-100.00%		$21,076,060

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,447,967	$(1,445,390)	$-	$-	$2,577	$41
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$452,121	$9,453,321	$(8,010,348)	$-	$-	$1,895,094	$1,368*
Invesco Private Prime Fund	1,054,948	19,613,936	(16,246,621)	380	(757)	4,421,886	4,153*
Total	$1,507,069	$30,515,224	$(25,702,359)	$380	$(757)	$6,319,557	$5,562

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Diversified Telecommunication Services-9.92%
ATN International, Inc.	8,255	$363,963
Cogent Communications Holdings, Inc.(b)	28,098	1,696,838
Consolidated Communications Holdings, Inc.(b)(c)	54,235	359,036
		2,419,837
Entertainment-6.01%
Cinemark Holdings, Inc.(b)(c)	71,137	1,207,906
Marcus Corp. (The)(b)(c)	16,527	258,978
		1,466,884
Gas Utilities-19.35%
Chesapeake Utilities Corp.	7,811	1,043,316
Northwest Natural Holding Co.	19,956	1,083,411
South Jersey Industries, Inc.	74,466	2,595,140
		4,721,867
Interactive Media & Services-3.80%
Cars.com, Inc.(c)	49,176	508,972
QuinStreet, Inc.(c)	37,992	417,912
		926,884
Media-18.10%
AMC Networks, Inc., Class A(b)(c)	22,178	870,708
E.W. Scripps Co. (The), Class A(c)	43,285	686,933
Gannett Co., Inc.(b)(c)	107,741	423,422
Loyalty Ventures, Inc.(c)	15,056	159,594
Scholastic Corp.	23,005	863,378
TechTarget, Inc.(b)(c)	15,135	1,075,947
Thryv Holdings, Inc.(c)	12,839	336,253
		4,416,235
Multi-Utilities-11.21%
Avista Corp.	46,864	2,035,772
Unitil Corp.	12,098	699,385
		2,735,157
	Shares	Value
Water Utilities-19.46%
American States Water Co.	24,460	$1,938,455
California Water Service Group	34,840	1,869,863
Middlesex Water Co.	11,044	939,071
		4,747,389
Wireless Telecommunication Services-12.03%
Gogo, Inc.(c)	50,885	1,030,930
Shenandoah Telecommunications Co.(b)	37,907	870,345
Telephone & Data Systems, Inc.	58,233	1,032,471
		2,933,746
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $25,283,833)		24,367,999
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.54%
Invesco Private Government Fund, 0.74%(d)(e)(f)	1,430,317	1,430,317
Invesco Private Prime Fund, 0.87%(d)(e)(f)	3,337,072	3,337,406
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,767,442)		4,767,723
TOTAL INVESTMENTS IN SECURITIES-119.42% (Cost $30,051,275)		29,135,722
OTHER ASSETS LESS LIABILITIES-(19.42)%		(4,737,961)
NET ASSETS-100.00%		$24,397,761

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,422,937	$(1,422,937)	$-	$-	$-	$12
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	850,628	11,853,425	(11,273,736)	-	-	1,430,317	1,911*
Invesco Private Prime Fund	1,984,799	26,048,218	(24,694,426)	281	(1,466)	3,337,406	5,708*
Total	$2,835,427	$39,324,580	$(37,391,099)	$281	$(1,466)	$4,767,723	$7,631

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
May 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$372,229,811	$-	$-	$372,229,811
Money Market Funds	354,464	105,819,558	-	106,174,022
Total Investments	$372,584,275	$105,819,558	$-	$478,403,833
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,042,902	$-	$-	$29,042,902
Money Market Funds	8,971	9,425,867	-	9,434,838
Total Investments	$29,051,873	$9,425,867	$-	$38,477,740
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$43,702,575	$-	$-	$43,702,575
Money Market Funds	754	12,252,777	-	12,253,531
Total Investments	$43,703,329	$12,252,777	$-	$55,956,106
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$185,778,805	$-	$-	$185,778,805
Money Market Funds	-	43,443,184	-	43,443,184
Total Investments	$185,778,805	$43,443,184	$-	$229,221,989
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,209,268	$-	$-	$42,209,268
Money Market Funds	-	9,438,153	-	9,438,153
Total Investments	$42,209,268	$9,438,153	$-	$51,647,421

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$337,742,079	$-	$-	$337,742,079
Money Market Funds	-	97,627,538	-	97,627,538
Total Investments	$337,742,079	$97,627,538	$-	$435,369,617
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$74,329,488	$-	$-	$74,329,488
Money Market Funds	35,081	15,291,607	-	15,326,688
Total Investments	$74,364,569	$15,291,607	$-	$89,656,176
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$404,376,781	$-	$-	$404,376,781
Money Market Funds	32,282	88,352,911	-	88,385,193
Total Investments	$404,409,063	$88,352,911	$-	$492,761,974
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,056,795	$-	$-	$21,056,795
Money Market Funds	2,577	6,316,980	-	6,319,557
Total Investments	$21,059,372	$6,316,980	$-	$27,376,352
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,367,999	$-	$-	$24,367,999
Money Market Funds	-	4,767,723	-	4,767,723
Total Investments	$24,367,999	$4,767,723	$-	$29,135,722